As filed with the Securities and Exchange Commission
on September 16, 1998
                                                 Registration Nos.:    333-20891
                                                                        811-8039



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20546

                                    FORM N-1A


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               X
         Pre-Effective Amendment No.        [   ]
         Post-Effective Amendment No.       [ 6 ]

                  and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       X
         Amendment No.                      [ 7 ]


                               THIRD AVENUE TRUST
               (Exact name of Registrant as Specified in Charter)

                 767 Third Avenue, New York, New York 10017-2023
           (Address of Principal Executive Offices including Zip Code)

                    (toll-free) (800)443-1021, (212)888-5222
              (Registrant's Telephone Number, including Area Code)

Please send copies of communications to:

David M. Barse                                            Richard T. Prins, Esq.
767 Third Avenue                        Skadden, Arps, Slate, Meagher & Flom LLP
New York, New York 10017-2023               919 Third Avenue, New York, NY 10022
(Name and Address of Agent for Service)


It is proposed that this filing will become effective:

     [ X ] 75 days after filing (or a later date determined by Registrant), pursuant to paragragh (a)(2) of Rule 485.

                               THIRD AVENUE TRUST
                              CROSS-REFERENCE SHEET
                           [as required by Rule 481a]

Part A.
Item No.                                                      Prospectus Caption

Item 1.   Cover Page                                                  Cover Page

Item 2.   Synopsis                                     Cover Page; Fund Expenses

Item 3.   Condensed Financial Information                   Financial Highlights

Item 4.   General Description of Registrant                      About The Funds

Item 5.   Management of the Fund                        Management of the Funds;
                                                         Performance Information

Item 5a.  Management's Discussion of Fund Performance               Inapplicable

Item 6.   Capital Stock and Other Securities                    About the Funds;
                                                           Shareholder Services;
                                                              Dividends, Capital
                                                    Gain Distributions and Taxes

Item 7.   Purchase of Securities Being Offered       How to Purchase Shares, How
                                                              to Exchange Shares

Item 8.   Redemption or Repurchase                          How to Redeem Shares

Item 9.   Legal Proceedings                                         Inapplicable

Part B.                                                  Statement of Additional
Item No.                                                     Information Caption

Item 10.  Cover Page                                                  Cover Page

Item 11.  Table of Contents                                    Table of Contents

Item 12.  General Information and History                    General Information

Item 13.  Investment Objectives and Policies                Investment Policies;
                                                         Investment Restrictions

Item 14.  Management of the Registrant                  Management of the Trust;
                                                              Compensation Table

Item 15.  Control Persons and Principal                   Principal Shareholders
         Holders of Securities

Item 16.  Investment Advisory and Other                      Investment Adviser;
          Services                                Investment Advisory Agreement;
                                                        Administrator; Custodian

Item 17.  Brokerage Allocation                       Portfolio Trading Practices

Item 18.  Capital Stock and Other Securities                        Inapplicable

Item 19.  Purchase, Redemption and Pricing        Purchase Orders; Redemption
of Securities Being Offered                             Shares; (See Prospectus)

Item 20.  Tax Status                                     Dividends, Capital Gain
                                                         Distributions and Taxes

Item 21.  Underwriters                                               Distributor

Item 22.  Calculations of Performance Data               Performance Information

Item 23.  Financial Statements                              Financial Statements


Part C.  Other Information

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Post-Effective Amendment No. 6 to the Registration Statement.

PART C  - OTHER INFORMATION

Item 24.      FINANCIAL STATEMENTS AND EXHIBITS

         (a)      Financial Statements

                  Included in Part A:

     Financial Highlights for Third Avenue Value Fund for each of the seven years in the period ended October 31, 1997and the six months ended April 30, 1998. Financial Highlights for Third Avenue Small-Cap Value Fund for the period from commencement of operations to October 31, 1997 and for the six months ended April 30, 1998. Financial Highlights for Third Avenue High Yield Fund for the period from commencement of operations to April 30, 1998.
                  Included in Part B of the Registration Statement:

     Third Avenue Value Fund Portfolio of Investments at October 31, 1997, Statement of Assets and Liabilities at October 31, 1997, Statements of Operations for the year ended October 31, 1997, Statement of Changes in Net Assets for the years ended October 31, 1997 and 1996, Financial Highlights for the years ended October 31, 1997, 1996, 1995, 1994 and 1993 and Notes to Financial Statements for the year ended October 31, 1997. Reports of Independent Accountants. Portfolio of Investments at April 30, 1998, Statement of Assets and Liabilities at April 30, 1998, Statements of Operations for the six months ended April 30, 1998, Statement of Changes in Net Assets for the six months ended April 30, 1998 and the year ended October 31, 1997, Financial Highlights for the six months ended April 30, 1998 and the years ended October 31, 1997, 1996, 1995, 1994 and 1993 and Notes to Financial Statements for the six months ended April 30, 1998. Incorporated by reference to the Statement of Additional Information.

     Third Avenue Small-Cap Value Fund Portfolio of Investments at October 31, 1997, Statement of Assets and Liabilities at October 31, 1997, Statements of Operations for the period ended October 31, 1997, Statement of Changes in Net Assets for the period ended October 31, 1997, Financial Highlights for the period ended October 31, 1997 and Notes to Financial Statements for the period ended October 31, 1997. Reports of Independent Accountants. Portfolio of Investments at April 30, 1998, Statement of Assets and Liabilities at April 30, 1998, Statements of Operations for the six months ended April 30, 1998, Statement of Changes in Net Assets for the six months ended April 30, 1998 and the period ended October 31, 1997, Financial Highlights for the six months ended April 30, 1998 and the period ended October 31, 1997 and Notes to Financial Statements for the six months ended April 30, 1998. Incorporated by reference to the Statement of Additional Information.

     Third Avenue High Yield Fund Portfolio of Investments at April 30, 1998, Statement of Assets and Liabilities at April 30, 1998, Statements of Operations for the period ended April 30, 1998, Statement of Changes in Net Assets for the period ended April 30, 1998, Financial Highlights for the period ended April 30, 1998 and Notes to Financial Statements for the six months ended April 30, 1998. Incorporated by reference to the Statement of Additional Information.

         (b)      Exhibits:

                  Exhibits filed pursuant to Form N-1A:

(1) Trust Instrument and Certificate of Trust are incorporated by reference to Exhibit No. (1) of Registration Statement No. 333-20891 filed on January 31, 1997.

(2) By-Laws are incorporated by reference to Exhibit No. (2) of Registration Statement No. 333-20891 filed on January 31, 1997.

(5) Investment Advisory Contracts for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund are incorporated by reference to Exhibit No. (5) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997. Investment Advisory Contract for the Third Avenue High Yield Fund is incorporated by reference to Exhibit No. (5) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998. Investment Advisory Contract for the Third Avenue Real Estate Value Fund is incorporated by reference by Exhibit No. (5) to the Registration Statement No. 333-20891 filed September 11, 1998.

(6) Distribution Agreements for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund are incorporated by reference to Exhibit No. (6) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997. Distribution Agreement for Third Avenue High Yield Fund is incorporated by reference to Exhibit No. (6) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998. Distribution Agreement for the Third Avenue Real Estate Value Fund is incorporated by reference to Exhibit No. (6) of Post-Effective Amendment No. 5 to the Registration Statement No. 333-20891 filed September 11, 1998.

(8)  Custodian Agreements
     (a) Custody Agreement between Third Avenue Trust on behalf of Third Avenue Value Fund and North American Trust Company is incorporated by reference to Exhibit No. (8)(a) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

     (b) Custody Agreement between Third Avenue Trust on behalf of Third Avenue Small-Cap Value Fund and Custodial Trust Company is incorporated by reference to Exhibit No. (8)(b) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

     Amendment to Custody Agreement to include Third Avenue High Yield Fund is incorporated by reference to Exhibit No. (8)(b) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.

     Amendment  to Custody  Agreement  to include  Third Avenue Real Estate
     Value  Fund  is   incorporated  by  reference  to  Exhibit  No.  (8)(b)  of
     Post-Effective Amendment No. 5 to the Registration Statement No. 333-20891 filed September 11, 1998.

(9) (a) Transfer Agent Services Agreement for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund is incorporated by reference to Exhibit No.
     (9)(a) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.
     Amendment to Transfer Agent Services Agreement to include Third Avenue
     High Yield Fund is incorporated by reference to Exhibit No. (9)(a) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.

     Amendment to Transfer Agent Services Agreement to include Third Avenue
     Real Estate Value Fund is incorporated by reference to Exhibit No. (9)(a) of Post-Effective Amendment No. 5 to the Registration Statement No. 333-20891 filed September 11, 1998.

     (b) Administration Agreement for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund is incorporated by reference to Exhibit No.
     (9)(b) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

     Amendment to  Administration  Agreement  to include  Third Avenue High
     Yield  Fund  is   incorporated  by  reference  to  Exhibit  No.  (9)(b)  of
     Post-Effective

     Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.

     Amendment to Administration Agreement to include Third Avenue Real Estate Value Fund is incorporated by reference to Exhibit No. (9)(b) of Post-Effective Amendment No. 5 to the Registration Statement No. 333-20891 filed September 11, 1998.

     (c) Accounting Services Agreement for Third Avenue Value Fund and Third Avenue Small-Cap Value Fund is incorporated by reference to Exhibit No. (9)(c) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.

     Amendment to  Accounting  Services  Agreement to include  Third Avenue
     High Yield Fund is incorporated by reference to Exhibit No. (9)(c) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.

     Amendment to  Accounting  Services  Agreement to include  Third Avenue
     Real Estate Value Fund is incorporated by reference to Exhibit No. (9)(c) of Post-Effective Amendment No. 5 to the Registration Statement No. 333-20891 filed September 11, 1998.

(10) (a) Opinion and Consent of Counsel regarding the legality of the securities being issued is filed herewith.

(11) Consent of Independent Auditors is incorporated by reference to Exhibit No.
     (11) of Post-Effective Amendment No. 5 to the Registration Statement No. 333-20891 filed September 11, 1998.

(14)  Individual  Retirement  Account

     Disclosure Statement and Custodial Account Agreement is incorporated by reference to Exhibit No. (14) of Pre-Effective Amendment No. 1 to the Registration Statement No. 333-20891 filed March 25, 1997.
     (17) Financial Data Schedule

     Third  Avenue Value Fund is  incorporated  by reference to Exhibit No.
     (17) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.

     Third Avenue Small-Cap Value Fund is incorporated by reference to Exhibit No. (17) of Post-Effective Amendment No. 3 to the Registration Statement No. 333-20891 filed February 9, 1998.

(19) Trustees'  Powers of Attorney are  incorporated by reference to Exhibit No.
     (19) of  Registration  Statement No.  333-20891  filed on January 31, 1997.
     Item

25. Persons Controlled By or Under Common Control with Registrant.
                  Not Applicable.


Item 26.          Number of holders of securities.

                  Title of Class
                  Common Stock                          Number of Record Holders
                  (No Par Value)                          As of August 28 , 1998

                  Third Avenue Value Fund                                 39,173
                  Third Avenue Small-Cap Value Fund                        4,617
                  Third Avenue High Yield Fund                               263

Item 27.                   Indemnification.

     Reference is made to Article X of the Registrant's Trust Instrument.

     Insofar  as   indemnification   for  liabilities   arising  under  the
     Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Trust Instrument, its By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.   Business and other connections of investment adviser.

     EQSF Advisers, Inc., 767 Third Avenue, New York, New York 10017-2023 provides investment advisory services to investment companies and as of September 3, 1998 had approximately $1,655 million in assets under management.

     For information as to any other business, vocation or employment of a substantial nature in which each Director or officer of the Registrant's investment adviser has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee, reference is made to Form ADV

(File #801-27792) filed by it under the Investment Advisers Act of 1940.

Item 29.                   Principal underwriters.

                  (a)    Not Applicable.

                  (b)    Not Applicable.

                  (c)    Not Applicable.

Item 30.    Location of accounts and records.

     All records described in Section 31 (a) of the Investment  Company Act of 1940, as amended and Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained by the Trust's Investment Adviser, EQSF Advisers, Inc. 767 Third Avenue, NY, NY 10017-2023, except for those records maintained by the Trust's Custodians, North American Trust Company, 525 B Street, San Diego, CA 92101-4492 and Custodial Trust Company, 101 Carnegie Center, Princeton, NJ 08540-6231, and the Trust's Shareholder Service and Fund Accounting and Pricing Agent, First Data Corporation, 3200 Horizon Drive, P.O. Box 61503, King of Prussia, PA 19406-0903.

Item 31.  Management services.

          None.


Item 32.  Undertakings.

     a) Third Avenue Real Estate Value Fund hereby undertakes to provide each person to whom a prospectus is delivered with a copy of the Funds latest annual report to shareholders, containing the information called for by Item 5A, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 6 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 16th day of September, 1998.

                                    THIRD AVENUE TRUST
                                    Registrant



                                     /s/ Martin J. Whitman
                                    Martin J. Whitman, Chairman


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 6 to the Registration Statement of Third Avenue Trust has been signed below by the following persons in the capacities and on the date indicated.
Signature                                   Capacity                   Date

/s/ MARTIN J. WHITMAN
Martin J. Whitman                           Trustee                      9/16/98

/s/ PHYLLIS W. BECK
Phyllis W. Beck                             Trustee                      9/16/98

/s/ MARTIN SHUBIK
Martin Shubik                               Trustee                      9/16/98

/s/ MYRON M. SHEINFELD
Myron M. Sheinfeld                          Trustee                      9/16/98

/s/ GERALD HELLERMAN
Gerald Hellerman                            Trustee                      9/16/98

/s/ CHARLES C. WALDEN
Charles C. Walden                           Trustee                      9/16/98

/s/ MARVIN MOSER
Marvin Moser                                Trustee                      9/16/98

/s/ BARBARA WHITMAN
Barbara Whitman                             Trustee                      9/16/98

/s/ LUCINDA FRANKS
Lucinda Franks                              Trustee                      9/16/98

SCHEDULE OF EXHIBITS TO FORM N-1A

Exhibit
Number         Exhibit

Item 24 (b)

(10)           Opinion of Counsel